RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES - Schedule of weighted average remaining lease terms (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
Weighted average remaining lease term (years)	2 years 4 months 17 days	2 years 4 months 17 days
Weighted average discount rate	6.17%	6.17%
Cash payment for operating leases	$ 660,000	¥ 4,307,000
Total operating lease expenses	$ 660,000	¥ 4,307,000	¥ 45,384,000	¥ 16,997,000